INTANGIBLE ASSETS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Intangible assets disclosures
Intangible assets	¥ 14,767	¥ 14,903
Less: accumulated amortization	(1,594)	(1,180)
Net book value	13,173	13,723
Trademark
Intangible assets disclosures
Intangible assets not subject to amortization	11,613	11,613
Net book value - intangible assets not subject to amortization	11,613	11,613
Others
Intangible assets disclosures
Intangible assets not subject to amortization	159	163
Net book value - intangible assets not subject to amortization	159	163
Business Relationship
Intangible assets disclosures
Intangible assets to be amortized	1,844	1,858
Less: accumulated amortization	(923)	(671)
Net book value - intangible assets to be amortized	921	1,187
Technology
Intangible assets disclosures
Intangible assets to be amortized	633	751
Less: accumulated amortization	(450)	(353)
Net book value - intangible assets to be amortized	183	398
Others
Intangible assets disclosures
Intangible assets to be amortized	518	518
Less: accumulated amortization	(221)	(156)
Net book value - intangible assets to be amortized	¥ 297	¥ 362